DERIVATIVES ACTIVITIES (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Trading derivatives
Derivatives
Derivative notionals	$ 52,358,175	$ 49,258,619
Trading derivatives | Interest rate contracts
Derivatives
Derivative notionals	42,169,179	39,379,717
Trading derivatives | Interest rate contracts | Swaps
Derivatives
Derivative notionals	30,050,856	28,069,960
Trading derivatives | Interest rate contracts | Futures and forwards
Derivatives
Derivative notionals	4,823,370	3,549,642
Trading derivatives | Interest rate contracts | Written options
Derivatives
Derivative notionals	3,752,905	3,871,700
Trading derivatives | Interest rate contracts | Purchased options
Derivatives
Derivative notionals	3,542,048	3,888,415
Trading derivatives | Foreign exchange contracts
Derivatives
Derivative notionals	6,437,697	5,549,759
Trading derivatives | Foreign exchange contracts | Swaps
Derivatives
Derivative notionals	1,393,368	1,182,363
Trading derivatives | Foreign exchange contracts | Futures and forwards
Derivatives
Derivative notionals	3,484,193	3,191,687
Trading derivatives | Foreign exchange contracts | Written options
Derivatives
Derivative notionals	781,698	591,818
Trading derivatives | Foreign exchange contracts | Purchased options
Derivatives
Derivative notionals	778,438	583,891
Trading derivatives | Equity contracts
Derivatives
Derivative notionals	713,689	1,161,515
Trading derivatives | Equity contracts | Swaps
Derivatives
Derivative notionals	96,039	86,978
Trading derivatives | Equity contracts | Futures and forwards
Derivatives
Derivative notionals	16,171	12,882
Trading derivatives | Equity contracts | Written options
Derivatives
Derivative notionals	320,243	552,333
Trading derivatives | Equity contracts | Purchased options
Derivatives
Derivative notionals	281,236	509,322
Trading derivatives | Commodity and other contracts
Derivatives
Derivative notionals	278,922	286,377
Trading derivatives | Commodity and other contracts | Swaps
Derivatives
Derivative notionals	27,323	23,403
Trading derivatives | Commodity and other contracts | Futures and forwards
Derivatives
Derivative notionals	75,897	73,090
Trading derivatives | Commodity and other contracts | Written options
Derivatives
Derivative notionals	86,418	90,650
Trading derivatives | Commodity and other contracts | Purchased options
Derivatives
Derivative notionals	89,284	99,234
Trading derivatives | Credit derivatives
Derivatives
Derivative notionals	2,758,688	2,881,251
Trading derivatives | Credit derivatives | Protection sold
Derivatives
Derivative notionals	1,346,494	1,394,528
Trading derivatives | Credit derivatives | Protection purchased
Derivatives
Derivative notionals	1,412,194	1,486,723
Hedging instruments under ASC 815 (SFAS 133)
Derivatives
Derivative notionals	207,893	293,573
Hedging instruments under ASC 815 (SFAS 133) | Interest rate contracts
Derivatives
Derivative notionals	114,296	163,079
Hedging instruments under ASC 815 (SFAS 133) | Interest rate contracts | Swaps
Derivatives
Derivative notionals	114,296	163,079
Hedging instruments under ASC 815 (SFAS 133) | Foreign exchange contracts
Derivatives
Derivative notionals	93,243	126,241
Hedging instruments under ASC 815 (SFAS 133) | Foreign exchange contracts | Swaps
Derivatives
Derivative notionals	22,207	27,575
Hedging instruments under ASC 815 (SFAS 133) | Foreign exchange contracts | Futures and forwards
Derivatives
Derivative notionals	70,484	55,211
Hedging instruments under ASC 815 (SFAS 133) | Foreign exchange contracts | Written options
Derivatives
Derivative notionals	96	4,292
Hedging instruments under ASC 815 (SFAS 133) | Foreign exchange contracts | Purchased options
Derivatives
Derivative notionals	456	39,163
Hedging instruments under ASC 815 (SFAS 133) | Credit derivatives
Derivatives
Derivative notionals	354	4,253
Hedging instruments under ASC 815 (SFAS 133) | Credit derivatives | Protection purchased
Derivatives
Derivative notionals	354	4,253
Hedging instruments under ASC 815 (SFAS 133) | Net investment hedge
Derivatives
Derivative notionals	4,888	7,060
Management hedges
Derivatives
Derivative notionals	251,676	263,143
Management hedges | Interest rate contracts
Derivatives
Derivative notionals	176,172	187,433
Management hedges | Interest rate contracts | Swaps
Derivatives
Derivative notionals	99,434	119,344
Management hedges | Interest rate contracts | Futures and forwards
Derivatives
Derivative notionals	45,856	43,965
Management hedges | Interest rate contracts | Written options
Derivatives
Derivative notionals	22,992	16,786
Management hedges | Interest rate contracts | Purchased options
Derivatives
Derivative notionals	7,890	7,338
Management hedges | Foreign exchange contracts
Derivatives
Derivative notionals	53,763	53,796
Management hedges | Foreign exchange contracts | Swaps
Derivatives
Derivative notionals	16,900	22,458
Management hedges | Foreign exchange contracts | Futures and forwards
Derivatives
Derivative notionals	33,768	31,095
Management hedges | Foreign exchange contracts | Written options
Derivatives
Derivative notionals	989	190
Management hedges | Foreign exchange contracts | Purchased options
Derivatives
Derivative notionals	2,106	53
Management hedges | Credit derivatives
Derivatives
Derivative notionals	21,741	21,914
Management hedges | Credit derivatives | Protection purchased
Derivatives
Derivative notionals	$ 21,741	$ 21,914